Commitments & Contingencies	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments & Contingencies

Note 6 — Commitments & Contingencies

Registration Rights

The holders of the Founder Shares, the representative shares, Placement Warrants (including component securities contained therein) and warrants (including securities contained therein) that may be issued upon conversion of Working Capital Loans, any Class A ordinary shares issuable upon the exercise of the Placement Warrants and any Class A ordinary shares and warrants (and underlying Class A ordinary share) that may be issued upon exercise of the warrants as part of the Working Capital Loans and Class A ordinary share issuable upon conversion of the Founder Shares, will be entitled to registration rights pursuant to a registration rights agreement signed on October 12, 2021, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary share). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to an additional 1,500,000 units to cover over-allotments, if any. At the IPO, the underwriters fully exercised their option to purchase the additional 1,500,000 units.

The underwriters were paid a cash underwriting discount of one percent (1%) of the gross proceeds of the IPO, or $1,150,000. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO, or $4,025,000, upon the completion of the Company’s initial Business Combination.

Anchor Investors

The Sponsor entered into an agreement with ten strategic investors (each referred to as an “anchor investor”) for the purchase of 75,000 Founder Shares each at the same price the Sponsor paid ($0.009 per share). The anchor investors purchased 9,500,000 Units in the IPO. The Company’s agreement with the anchor investors entails that if the anchor investors do not own a set minimum of public shares at the time of any shareholders vote with respect to an initial Business Combination or the business day immediately prior to the completion of the initial Business Combination, it will transfer to the Sponsor all or a portion of the Founder Shares it purchased prior to the IPO on a pro rata basis. In such a case, the Sponsor (or its designee), will repurchase all of the Private Placement Warrants held by the anchor investor at its original purchase price. The Company can make no assurance that the anchor investor will retain their shares, if any, upon the completion of the Company’s Business Combination. As a result of the Founder Shares and Private Placement Warrants that the anchor investor may hold, it may have different interests with respect to a vote on an initial Business Combination than other public shareholders (see Note 5).

The Company accounted for the fair value in excess of consideration paid with respect to the number of Founder Shares sold to the anchor investors as an offering cost reflected as an increase to additional paid in capital offset by a reduction of the offering proceeds upon completion of the IPO. The fair value of each Founder Share was determined to be $6.75 per share or approximately $5,062,500 (see note 5). Valuation of the Founder Shares was determined using an internal valuation model and classified as a Level 3 valuation. The valuation was driven primarily by the initial issuance price of the Public Units, an assumed value of $1.00 for the warrants included in the Units, and a 75% probability of successfully completing an initial Business Combination.

Representative Shares

The Company issued to Hutton and/or its designees (“Representatives”) 115,000 Class A ordinary shares upon the consummation of the IPO. Hutton has agreed not to transfer, assign or sell any such ordinary shares until the completion of the initial Business Combination. In addition, Hutton has agreed (i) to waive its redemption rights with respect to such ordinary shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such ordinary shares if the Company fails to complete its initial Business Combination within 12 months (or during any Extension Period).

The ordinary shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales of the registration statement of which the IPO forms a part pursuant to Rule 5110(e)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(e)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the commencement of sales of the IPO except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners, registered persons or affiliates or as otherwise permitted under Rule 5110(e)(2).

The Company accounted for the fair value of the Class A ordinary shares issued to the Representatives as an offering cost reflected as an increase to additional paid in capital offset by a reduction of the offering proceeds upon completion of the IPO. The fair value of each Class A ordinary shares was determined to be $9.00 per share or approximately $1,092,380. Valuation of the Class A ordinary shares was determined using an internal valuation model and classified as a Level 3 valuation. The valuation was driven primarily by the initial issuance price of the Public Units, and an assumed value of approximately $0.50 for the warrants included in the Units.

Note 6 — Commitments & Contingencies

Registration Rights

The holders of the Founder Shares, the representative shares, Placement Warrants (including component securities contained therein) and warrants (including securities contained therein) that may be issued upon conversion of Working Capital Loans, any Class A ordinary shares issuable upon the exercise of the Placement Warrants and any Class A ordinary shares and warrants (and underlying Class A ordinary share) that may be issued upon exercise of the warrants as part of the Working Capital Loans and Class A ordinary share issuable upon conversion of the Founder Shares, will be entitled to registration rights pursuant to a registration rights agreement signed on October 12, 2021, requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary share). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the

Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to an additional 1,500,000 units to cover over-allotments, if any. At the IPO, the underwriters fully exercised their option to purchase the additional 1,500,000 units

The underwriters were paid a cash underwriting discount of one percent (1%) of the gross proceeds of the IPO, or $1,150,000. Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO, or $4,025,000, upon the completion of the Company’s initial Business Combination.

Anchor Investors

The Sponsor entered into an agreement with ten strategic investors (each referred to as an “anchor investor”) for the purchase of 75,000 Founder Shares each at the same price the Sponsor paid ($0.009 per share). The anchor investors purchased 9,500,000 Units in the IPO. The Company’s agreement with the anchor investors entails that if the anchor investors do not own a set minimum of public shares at the time of any shareholders vote with respect to an initial Business Combination or the business day immediately prior to the completion of the initial Business Combination, it will transfer to the Sponsor all or a portion of the Founder Shares it purchased prior to the IPO on a pro rata basis. In such a case, the Sponsor (or its designee), will repurchase all of the Private Placement Warrants held by the anchor investor at its original purchase price. The Company can make no assurance that the anchor investor will retain their shares, if any, upon the completion of the Company’s Business Combination. As a result of the Founder Shares and Private Placement Warrants that the anchor investor may hold, it may have different interests with respect to a vote on an initial Business Combination than other public shareholders (see Note 5).

The Company accounted for the fair value in excess of consideration paid with respect to the number of Founder Shares sold to the anchor investors as an offering cost reflected as an increase to additional paid in capital offset by a reduction of the offering proceeds upon completion of the IPO. The fair value of each Founder Share was determined to be $6.75 per share or approximately $5,062,500 (see note 5). Valuation of the Founder Shares was determined using an internal valuation model and classified as a Level 3 valuation. The valuation was driven primarily by the initial issuance price of the Public Units, an assumed value of $1.00 for the warrants included in the Units, and a 75% probability of successfully completing an initial Business Combination.

Representative Shares

The Company issued to Hutton and/or its designees (“Representatives”) 115,000 Class A ordinary shares upon the consummation of the IPO. Hutton has agreed not to transfer, assign or sell any such ordinary shares until the completion of the initial Business Combination. In addition, Hutton has agreed (i) to waive its redemption rights with respect to such ordinary shares in connection with the completion of the initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust Account with respect to such ordinary shares if the Company fails to complete its initial Business Combination within 12 months (or during any Extension Period).

The ordinary shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the commencement of sales of the registration statement of which the IPO forms a part pursuant to Rule 5110(e)(1) of FINRA’s NASD Conduct Rules. Pursuant to FINRA Rule 5110(e)(1), these securities may not be sold, transferred, assigned, pledged or hypothecated or the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the registration statement of which the IPO forms a part, nor may they be sold, transferred, assigned, pledged or hypothecated for a period of 180 days immediately following the commencement of sales of the IPO except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners, registered persons or affiliates or as otherwise permitted under Rule 5110(e)(2).

The Company accounted for the fair value of the Class A ordinary shares issued to the Representatives as an offering cost reflected as an increase to additional paid in capital offset by a reduction of the offering proceeds upon completion of the IPO. The fair value of each Class A ordinary shares was determined to be $9.00 per share or approximately $1,092,380. Valuation of the Class A ordinary shares was determined using an internal valuation model and classified as a Level 3 valuation. The valuation was driven primarily by the initial issuance price of the Public Units, and an assumed value of approximately $0.50 for the warrants included in the Units.